Inventory (Tables)	9 Months Ended
Sep. 30, 2023
Inventory [Abstract]
Disclosure Of Inventory Information Explanatory
Inventory as of September 30, 2023 and December 31, 2022 consisted of the following:

(in KUSD)	As of September 30, 2023	As of December 31, 2022
Work in process	22,170	18,165
Finished goods	558	399
Total inventory	22,728	18,564